Consolidated Statements Of Stockholders' Equity (USD $) In Millions	Total	COMMON STOCK, $1 PAR VALUE:	ADDITIONAL PAID-IN CAPITAL:	TREASURY STOCK, AT COST:	RETAINED EARNINGS:	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME:
Balance at Dec. 31, 2009		$ 364.4	$ 80.0	$ (17.4)	$ 4,640.5	$ 36.2
Net Income	457.6				457.6
Other comprehensive income (loss)	5.1					5.1
Cash dividends declared on common stock, per share: 2012-$1.58; 2011-$1.30; 2010-$.69					(252.0)
Treasury stock retirement		(0.4)	(17.0)	17.4
Stock compensation		1.3
Stock compensation and tax benefit			42.1
Balance at Dec. 31, 2010	5,357.8	365.3	105.1		4,846.1	41.3
Net Income	1,042.3				1,042.3
Purchases, shares: 2012-4.2; 2011-9.2				(337.6)
Other comprehensive income (loss)	(260.3)					(260.3)
Cash dividends declared on common stock, per share: 2012-$1.58; 2011-$1.30; 2010-$.69					(468.2)
Treasury stock retirement		(9.2)	(82.7)	337.6	(245.7)
Stock compensation		0.7
Stock compensation and tax benefit			29.7
Balance at Dec. 31, 2011	5,364.4	356.8	52.1		5,174.5	(219.0)
Net Income	1,111.6				1,111.6
Purchases, shares: 2012-4.2; 2011-9.2				(162.1)
Other comprehensive income (loss)	59.5					59.5
Cash dividends declared on common stock, per share: 2012-$1.58; 2011-$1.30; 2010-$.69					(559.8)
Treasury stock retirement		(4.2)	(28.0)	162.1	(129.9)
Stock compensation		0.8
Stock compensation and tax benefit			32.5
Balance at Dec. 31, 2012	$ 5,846.9	$ 353.4	$ 56.6		$ 5,596.4	$ (159.5)